SUPPLEMENTAL FINANCIAL INFORMATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfOperatingExpensesLineItems [Line Items]
Cost of goods and services sold	$ (14,224)	$ (15,390)
Operating expenses	(14,436)	(15,579)
Operating Overheads: Mining, other development expense
DisclosureOfOperatingExpensesLineItems [Line Items]
Cost of goods and services sold	(2,709)	(3,695)
Operating Overheads: Milling, conversion expense
DisclosureOfOperatingExpensesLineItems [Line Items]
Cost of goods and services sold	(3,230)	(3,268)
Less absorption: Mineral properties
DisclosureOfOperatingExpensesLineItems [Line Items]
Cost of goods and services sold	61	50
Cost of services
DisclosureOfOperatingExpensesLineItems [Line Items]
Cost of goods and services sold	(8,346)	(8,420)
Inventory-non cash adjustments
DisclosureOfOperatingExpensesLineItems [Line Items]
Cost of goods and services sold	0	(57)
Cost of goods and services sold
DisclosureOfOperatingExpensesLineItems [Line Items]
Operating expenses	(14,224)	(15,390)
Reclamation asset amortization
DisclosureOfOperatingExpensesLineItems [Line Items]
Operating expenses	$ (212)	$ (189)